Convertible debt	6 Months Ended
Feb. 28, 2023
Convertible Debt
Convertible debt

16. Convertible debt

The continuity of convertible debt for the six months ended February 28, 2023, and 2022, is as follows:

	2019 Series	2020 Series	EB CD	Total
	$	$		$

Balance, August 31, 2021	914,428	2,097,127	6,939,941	9,951,496
Interest expense	13,195	99,178	250,000	362,373
Accrued interest on conversion / interest payments	-	-	(375,000)	(375,000)
Effect of foreign exchange	(12,046)	-	-	(12,046)
Change in fair value	(381,765)	(145,317)	(1,449,852)	(1,976,934)
Balance, February 28, 2022	533,812	2,050,988	5,365,089	7,949,889

	2019 Series	2020 Series	EB CD	Total
	$	$		$

Balance, August 31, 2022	-	2,267,367	4,983,236	7,250,603
Interest expense	-	66,884	250,000	316,884
Accrued interest on conversion / interest payments	-	-	(375,000)	(375,000)
Principal and interest at maturity	-	(896,918)	-	(896,918)
Gain on modification of debt	-	(30,688)	-	(30,688)
Change in fair value	-	921,412	292,193	1,213,605
Balance, February 28, 2023	-	2,328,057	5,150,429	7,478,486

GameSquare Holdings, Inc.

(formerly Engine Gaming & Media, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2023, and 2022

(Unaudited)

(Expressed in United States Dollars)

The Company’s convertible debt obligations are classified between current and non-current liabilities on February 28, 2023, as follows:

	2020 Series	EB CD	Total
	$	$	$
As of February 28, 2023:
Less than one year	-	5,150,429	5,150,429
Greater than one year	2,328,057	-	2,328,057
Total convertible debt obligation	2,328,057	5,150,429	7,478,486

(a)	2020 Series

The 2020 Series debentures will mature twenty-four (24) months from the date of issuance and bear interest at a rate of 5% per annum (subject to adjustment as described below), payable on maturity. At the Company’s option, interest under the 2020 Series debentures is payable in kind in common shares at an issue price which would be based on the trading price of the common shares at the time of such interest payment. The interest rate under the 2020 Series debentures will increase from 5% to 10% per annum on a prospective basis on December 19, 2020, if a public offering has not occurred by that date.

The 2020 Series debenture holders may convert all or a portion of the principal amount of the debentures into units (“Units”) of the Company at a price (the “Conversion Price”) equal to the lesser of (a) $11.25 per Unit, and (b) if such conversion occurs after a public offering of securities by the Company (the “Public Offering”), a fifteen percent (15%) discount to the public offering price, provided that such conversion price shall not be less than $7.50 per Unit.

Notwithstanding the foregoing, if by December 19, 2020, the Company has not obtained registration rights in the United States to allow sale in the United States of the common shares (“Common Shares”) of the Company and the exercise of warrants (the “Warrants”) of the Company to be issued pursuant to the conversion of the 2020 Series debentures, holders of 2020 Series debentures may convert such debentures into Units at $7.50 per Unit.

Each Unit is comprised of one common share and one-half of one Warrant, with each Warrant exercisable into one common share of the Company at an exercise price of $15.00 per share for a period of three years from the issuance of the 2020 Series debentures. Under certain circumstances, the Company shall be entitled to call for the exercise of any outstanding Warrants in the event that the closing trading price of the Company common shares on the NASDAQ is above $30.00 per share for fifteen (15) consecutive trading days.

In the event that the Company’s common shares are listed for trading on the NASDAQ Capital Market and the Company completes a Public Offering for an aggregate amount of at least US$30,000,000, the Company may cause the 2020 Series debentures to be converted at the Conversion Price by the Company delivering a notice to the holder not less than a minimum of 30 days and a maximum 60 days prior to the forced conversion date.

(b)	2020 Series – Standby

In September 2020, the Company entered into an $8,000,000 stand-by convertible debenture facility (the “2020 Series Standby” debentures). The 2020 Series Standby Debenture has substantially similar terms as the 2020 Series debentures, except the following: (i) the references to a minimum $7.50 conversion price (as described above) have been changed to $8.90; and (ii) the 2020 Series Standby debentures are only convertible into common shares of the Company, not units. In November 2020, the Company issued 224,719 warrants in connection with this first draw of $2,000,000 of the Standby Debentures, with each warrant exercisable into one common share the Company at an exercise price of $15.00 per share for a period of two years, subject to the same acceleration clause as the warrants underlying the 2020 Series debentures.

GameSquare Holdings, Inc.

(formerly Engine Gaming & Media, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2023, and 2022

(Unaudited)

(Expressed in United States Dollars)

The proceeds of $2,000,000 from the first draw were allocated between convertible debt and warrant liability with $1,381,084 allocated to convertible debt and $618,916 allocated to the 224,719 warrants issued.

The remaining $6,000,000 of convertible debentures that are issuable under this facility have substantially similar terms as the 2020 Series debentures, including conversion into units consisting of one share and one-half warrant, provided that the conversion price of any additional convertible debentures will be based on the market price of the common shares at the time of such subscriptions and are subject to TSX-V approval.

On September 1, 2022, the Company extended convertible debentures that were due to expire in October and November 2022 with an aggregate principal amount of US$1,250,000. The original convertible debentures had an annual interest rate of 10% per annum and a conversion price of US$8.90 per share. This modification was with a related party (Note 25) The modification consists of extension of the maturity date from November 20, 2022, to August 25, 2025, an interest rate reduction of 3%, and a decrease in the conversion price of $7.80 constituting a substantial modification from a qualitative perspective. This means that the original convertible debt was effectively extinguished at the carrying value and replaced by the fair value of the modified certificate. The difference of $20,999 between the carrying value of the original instruments and the fair value of the new instrument was recognized in profit or loss. Fair value was estimated using a binomial lattice method. The key assumptions used included share price of $.72, conversion price of $1.10, 3-year term, 7% interest rate, expected volatility of 100%, 3.51% risk free interest rate and 0% expected dividend yield. No costs or fees were incurred for this modification.

The remaining $750,000 principal value of the Company’s 2020 Series convertible debt that was due to mature in November 2022 was either settled by offset against the Company’s promissory notes receivable or amended. Two of the three parties holding the convertible debt agreed to allow the Company to offset principal of $500,000 and interest of $91,781 due at maturity against the Company’s promissory notes receivable (Note 7). The remaining $250,000 principal value convertible debt was amended to extend the maturity date to February 28, 2023, with all other terms remaining unchanged. The modification of the certificate in the principal amount of $250,000 consisting of extension of the maturity date from November 20, 2022, to February 28, 2023, is not a substantial modification from a qualitative perspective. However, the Company elected to designate this financial instrument at FVTPL, which is consistent with similar financial instruments. The original convertible debt was revalued at fair value on the modification date. The difference of $9,689 between the carrying value of the original instruments and the fair value of the modified instrument was recognized in profit or loss. . Fair value was estimated using a binomial lattice method. The key assumptions used included share price of $.67, conversion price of $8.90, 3-month term, 10% interest rate, expected volatility of 90%, 4.01% risk free interest rate and 0% expected dividend yield. No costs or fees were incurred for this modification.

GameSquare Holdings, Inc.

(formerly Engine Gaming & Media, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2023, and 2022

(Unaudited)

(Expressed in United States Dollars)

As of February 28, 2023, the fair value of the 2020 Series convertible debentures was estimated using the binomial lattice model with the below assumptions:

2020 Series	February 28, 2023 (US$)	August 31, 2022 (US$)

Share price	1.71	0.72
Conversion price	8.9 and 1.10	8.90

Term, in years	2.51	0.22
Interest rate	7%	10%
Expected volatility	100.00%	90.00%
Risk-free interest rate	4.60%	2.85%
Expected dividend yield	0%	0%

(c)	EB CD

On February 24, 2021, the Company extinguished the Amended EB Loan and issued the Lender a secured convertible debenture in the principal amount of $5 million (the “EB CD”). The EB CD is convertible into units of the Company at a conversion price of $10.25 per unit, with each unit comprised of one common share and one-half of a warrant, with each whole warrant exercisable into a common share at an exercise price of $15.00 per share for a period of three years from the issuance of the EB CD. The EB CD has a term of three years. The convertible debenture is secured by the Company’s real and personal property, fixtures, leasehold improvements, trade fixtures, equipment, and other personal property as well as all general intangibles relating to or arising from the personal property.

As of February 28, 2023, the fair value of the EB CD convertible debenture was estimated using the binomial lattice model with the below assumptions:

EB CD	February 28, 2023 (US$)	August 31, 2022 (US$)

Share price	1.71	0.72
Conversion price	10.25	10.25
Warrant exercise price	15.00	15.00

Term, in years	0.99	1.48
Interest rate	10%	10%
Expected volatility	120.00%	90.00%
Risk-free interest rate	4.96%	3.45%
Expected dividend yield	0%	0%

GameSquare Holdings, Inc.

(formerly Engine Gaming & Media, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2023, and 2022

(Unaudited)

(Expressed in United States Dollars)

(d)	Fair value

The following table gives information about how the fair values of these financial liabilities are determined (in particular, the valuation technique and key inputs used).

Financial assets / financial liabilities	Valuation technique	Key Inputs	Relationship and sensitivity of unobservable inputs to fair value to fair value
Convertible debt	The fair value of the convertible debentures as of February 28, 2023 has been calculated using a binomial lattice methodology.	Key observable inputs	The estimated fair value would increase (decrease) if:
		Share price CAD $2.33 (USD $1.71)	The share price was higher (lower)
		Risk-free interest rate (4.60% to 4.96%)	The risk-free interest rate was higher (lower)
		Dividend yield (0%)	The dividend yield was lower (higher)
Key unobservable inputs
		Credit spread (3.43% to 4.49%)	The credit spread was lower (higher)
		Discount for lack of marketability (0%)	The discount for lack of marketability was lower (higher)
Convertible debt	The fair value of the convertible debentures as of August 31, 2022 has been calculated using a binomial lattice methodology.	Key observable inputs	The estimated fair value would increase (decrease) if:
		Share price CAD$.94 (USD $.72)	The share price was higher (lower)
		Risk-free interest rate (2.85% to 3.45%)	The risk-free interest rate was higher (lower)
		Dividend yield (0%)	The dividend yield was lower (higher)
Key unobservable inputs
		Credit spread (10.13% to 13.56%)	The credit spread was lower (higher)
		Discount for lack of marketability (0%)	The discount for lack of marketability was lower (higher)

GameSquare Holdings, Inc.

(formerly Engine Gaming & Media, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2023, and 2022

(Unaudited)

(Expressed in United States Dollars)